Finance debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Principal	$ 26,574	$ 23,473
Interest	22,686	20,388
Total	49,260	$ 43,861
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	1,663
Interest	1,952
Total	3,615
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	2,187
Interest	1,790
Total	3,977
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	1,904
Interest	1,623
Total	3,527
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,141
Interest	1,576
Total	3,717
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	3,283
Interest	1,401
Total	4,684
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	15,396
Interest	14,343
Total	$ 29,739